Other investments	12 Months Ended
Dec. 31, 2025
Other Financial Investments [Abstract]
Other investments	Other investments

	2025	2024
(in $ millions)	$	$
Non-current investments
Time deposits	261	273
Debt investments – at FVTPL	240	187
Debt investments – at FVOCI	132	98
Equity investments – at FVTPL	390	207
	1,023	765
Current investments
Time deposits	1,296	1,425
Debt investments – at FVTPL	1,082	247
Debt investments – at FVOCI	22	169
Debt investments – at amortized cost	971	824
	3,371	2,665
	4,394	3,430
i)                   Time deposits
These financial assets measured at amortized cost predominantly comprise deposits with banks and financial institutions with a maturity of more than three months from the date of placement.
ii)                  Financial risk management
The exposure of other investments to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 25.